United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        May 09, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		66
						----

Form 13F Information Table Value Total:		$353,032
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
ASB BANCORP INC CMN                 COM 00213T109         418      31900  SH             Direct      1, 2     31900
AGNICO EAGLE MINES LTD CM           COM 008474108        2337      70000  SH             Direct      1, 2     70000
AGNICO EAGLE MINES LTD CM           COM 008474108        1335      40000  SH     Call    Direct      1, 2         0
ALICO INC CMN                       COM 016230104         377      16307  SH             Direct      1, 2     16307
ALLSTATE CORPORATION COMM               020002101        2555      77600  SH     Call    Direct      1, 2         0
AMERIANA BANCORP CMN                COM 023613102          72      15167  SH             Direct      1, 2     15167
ANADARKO PETROLEUM CORP C               032511107       19585     250000  SH     Call    Direct      1, 2         0
IPATH DOW JONES- UBS NATU               06739H644         -47      12300  SH      Put    Direct      1, 2         0
IPATH S&P 500 VIX SHORT-T               06740C261       -7941     473200  SH      Put    Direct      1, 2         0
CIFC CORP CMN                       COM 12547R105         126      20303  SH             Direct      1, 2     20303
WTS/CAPITAL ONE FINANCIAL           WTS 14040H139        1893      82955  SH     Call    Direct      1, 2         0
CAPITAL SENIOR LIVING COR           COM 140475104       13081    1415703  SH             Direct      1, 2   1415703
CISCO SYSTEMS, INC. CMN                 17275R102        5317     251400  SH     Call    Direct      1, 2         0
CORELOGIC INC CMN                   COM 21871D103         490      30000  SH             Direct      1, 2     30000
COWEN GROUP, INC. CMN               COM 223622101        1040     383901  SH             Direct      1, 2    383901
CURRENCYSHARES AUSTRALIAN               23129U101      -15581     150000  SH      Put    Direct      1, 2         0
DEVON ENERGY CORPORATION            COM 25179M103        3556      50000  SH             Direct      1, 2     50000
DEVON ENERGY CORPORATION            COM 25179M103       42772     601400  SH     Call    Direct      1, 2         0
DIREXION ETF TRUST SMALL                25459W847       -9236     148000  SH      Put    Direct      1, 2         0
EQUINIX INC CMN                         29444U502       44086     280000  SH     Call    Direct      1, 2         0
FIRST M & F CORP CMN                COM 320744105         126      26215  SH             Direct      1, 2     26215
GENERAL DYNAMICS CORP. CM               369550108        7338     100000  SH     Call    Direct      1, 2         0
GENWORTH FINANCIAL INC CM           COM 37247D106        7483     899399  SH             Direct      1, 2    899399
GLOBALSTAR, INC. CMN                COM 378973408         282     403500  SH             Direct      1, 2    403500
GOLDMAN SACHS GROUP, INC.               38141G104       59175     475800  SH     Call    Direct      1, 2         0
GREEN MNTN COFFEE ROASTER               393122106       -8225     175600  SH      Put    Direct      1, 2         0
GREIF INC CMN CLASS B               COM 397624206       34734     611845  SH             Direct      1, 2    611845
HOPFED BANCORP INC CMN              COM 439734104         143      17111  SH             Direct      1, 2     17111
INTERVEST BANCSHARES CORP           COM 460927106          65      17104  SH             Direct      1, 2     17104
ISHARES RUSSELL 2000 GROW               464287648      -70438     738500  SH      Put    Direct      1, 2         0
ISHARES RUSSELL 2000 INDE               464287655      -15361     185500  SH      Put    Direct      1, 2         0
ISHARES SILVER TRUST ETF                46428Q109        6505     207300  SH     Call    Direct      1, 2         0
LENNAR CORP CMN CLASS B             COM 526057302        1370      61300  SH             Direct      1, 2     61300
LIBERTY INTERACTIVE CORP            COM 53071M104        7504     393101  SH             Direct      1, 2    393101
LORAL SPACE &COMMUNICATIO           COM 543881106        6420      80649  SH             Direct      1, 2     80649
LOWES COMPANIES INC CMN                 548661107       11924     380000  SH     Call    Direct      1, 2         0
M T R GAMING GROUP INC CM           COM 553769100       10087    2054286  SH             Direct      1, 2   2054286
MICROSOFT CORPORATION CMN           COM 594918104        9270     287400  SH             Direct      1, 2    287400
MICROSOFT CORPORATION CMN           COM 594918104       29088     901800  SH     Call    Direct      1, 2         0
MOD PAC CORP CMN                    COM 607495108         122      17366  SH             Direct      1, 2     17366
NATL WESTN LIFE INS CO CL           COM 638522102        3431      25066  SH             Direct      1, 2     25066
NEWMONT MINING CORPORATIO               651639106       35889     700000  SH     Call    Direct      1, 2         0
PEOPLES BANCORP OF NORTH            COM 710577107         189      23433  SH             Direct      1, 2     23433
PREMIER FINANCIAL BANCORP           COM 74050M105          95      12314  SH             Direct      1, 2     12314
PRESIDENTIAL LIFE CORP CM           COM 740884101       22178    1940339  SH             Direct      1, 2   1940339
PROSHARES TRUST II-ULTRA                74347W841       -3382      62100  SH      Put    Direct      1, 2         0
RAYTHEON CO CMN                         755111507       11717     222000  SH     Call    Direct      1, 2         0
SALESFORCE.COM, INC CMN                 79466L302      -10043      65000  SH      Put    Direct      1, 2         0
SEALED AIR CORPORATION CM           COM 81211K100       19385    1003883  SH             Direct      1, 2   1003883
SYMETRA FINANCIAL CORPORA           COM 87151Q106        7614     660340  SH             Direct      1, 2    660340
TESLA MOTORS, INC. CMN                  88160R101       -1676      45000  SH      Put    Direct      1, 2         0
TIME WARNER CABLE INC. CM               88732J207        2445      30000  SH     Call    Direct      1, 2         0
UNITED PARCEL SERVICE, IN               911312106        4036      50000  SH     Call    Direct      1, 2         0
US NATURAL GAS FUND LP ET               912318201       -2351     147700  SH      Put    Direct      1, 2         0
VIRGIN MEDIA INC CMN                    92769L101         250      10000  SH     Call    Direct      1, 2         0
WARREN RESOURCES INC. CMN           COM 93564A100        5149    1579535  SH             Direct      1, 2   1579535
WASTE MANAGEMENT INC CMN                94106L109        3496     100000  SH     Call    Direct      1, 2         0
WESTERN DIGITAL CORP CMN            COM 958102105        6622     160000  SH             Direct      1, 2    160000
WESTERN DIGITAL CORP CMN            COM 958102105        1242      30000  SH     Call    Direct      1, 2         0
WPX ENERGY, INC. CMN                COM 98212B103         973      54000  SH             Direct      1, 2     54000
CIL .3333 FRAC WPX CMN SH               9EQ2LV2L0         957      26000  SH     Call    Direct      1, 2         0
ASSURED GUARANTY LTD. CMN           COM G0585R106        8753     529869  SH             Direct      1, 2    529869
ASSURED GUARANTY LTD. CMN           COM G0585R106        3304     200000  SH     Call    Direct      1, 2         0
SEAGATE TECHNOLOGY PLC CM               G7945M107        5391     200000  SH     Call    Direct      1, 2         0
XL GROUP PLC CMN                    COM G98290102        2681     123600  SH             Direct      1, 2    123600
XL GROUP PLC CMN                    COM G98290102       20840     960800  SH     Call    Direct      1, 2         0




*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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